Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 16, 2022
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® - Loomis Sayles Growth Fund	5/1/2021
On March 11, 2022 the Fund's Board of Trustees approved certain changes to the Fund's name, subadviser and principal investment strategies effective on or about May 1, 2022 (the Effective Date). As a result, from and after the Effective Date, Loomis, Sayles & Company, L.P. (Loomis Sayles) will no longer serve as subadviser to the Fund and Principal Global Investors, LLC (PGI) will assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will be changed to CTIVP® - Principal Blue Chip Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Loomis Sayles are hereby deleted and all references to CTIVP® - Loomis Sayles Growth Fund are hereby deleted and replaced with CTIVP® - Principal Blue Chip Growth Fund, and the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $256 million and $2.7 trillion as of February 28, 2022). The market capitalization range and composition of companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
The Fund invests in issuers that display characteristics of a “blue chip” company. Blue chip companies typically display some or all of the following characteristics: (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names.
The fourth paragraph under the subsection “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

CTIVP - Loomis Sayles Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 16, 2022
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® - Loomis Sayles Growth Fund	5/1/2021
On March 11, 2022 the Fund's Board of Trustees approved certain changes to the Fund's name, subadviser and principal investment strategies effective on or about May 1, 2022 (the Effective Date). As a result, from and after the Effective Date, Loomis, Sayles & Company, L.P. (Loomis Sayles) will no longer serve as subadviser to the Fund and Principal Global Investors, LLC (PGI) will assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will be changed to CTIVP® - Principal Blue Chip Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Loomis Sayles are hereby deleted and all references to CTIVP® - Loomis Sayles Growth Fund are hereby deleted and replaced with CTIVP® - Principal Blue Chip Growth Fund, and the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $256 million and $2.7 trillion as of February 28, 2022). The market capitalization range and composition of companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
The Fund invests in issuers that display characteristics of a “blue chip” company. Blue chip companies typically display some or all of the following characteristics: (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names.
The fourth paragraph under the subsection “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $256 million and $2.7 trillion as of February 28, 2022). The market capitalization range and composition of companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
The Fund invests in issuers that display characteristics of a “blue chip” company. Blue chip companies typically display some or all of the following characteristics: (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names.